Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	Fair Value Measurements as of December 31, 2025 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$113,351,630	$—	$—	$113,351,630
International stock funds	19,239,982	—	—	19,239,982
Bond fund	15,955,459	—	—	15,955,459
Money market fund	324,556	—	—	324,556
Crane Company Stock Fund	88,425,242	—	—	88,425,242
Total	$237,296,869	$—	$—	$237,296,869
Investments measured at NAV:
Collective Trust Funds				$883,088,186
Stable Value Fund				95,808,365
Total investments				$1,216,193,420

	Fair Value Measurements as of December 31, 2024 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$232,333,816	$—	$—	$232,333,816
International stock funds	17,515,770	—	—	17,515,770
Bond fund	11,550,915	—	—	11,550,915
Money market fund	971,969	—	—	971,969
Crane Company Stock Fund	85,926,972	—	—	85,926,972
Crane NXT, Co. Stock Fund	30,972,339	—	—	30,972,339
Total	$379,271,781	$—	$—	$379,271,781
Investments measured at NAV:
Collective Trust Funds				$691,820,193
Stable Value Fund				95,189,761
Total investments				$1,166,281,735
The following tables set forth a summary of the Plan’s investments whose values were estimated using a reported NAV at December 31, 2025 and 2024.

	Fair Value Estimated Using NAV as of December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Vanguard Retirement Savings Trust III	$95,808,365	None	Immediate	see Note 4	None
Eagle Mid Cap Growth Collective Investment Trust; Class 1	$21,080,797	None	Immediate	see Note 3	5 Days (a)
JPMCB Large Cap Growth Fund; CF-A Class	$114,310,250	None	Immediate	see Note 3	None
MFS Mid Cap Value Fund; CT	$23,250,948	None	Immediate	see Note 3	5 Days (b)
Vanguard Institutional 500 Index Trust D	$148,161,344	None	Immediate	see Note 3	None
Vanguard Institutional Total Bond Market Index Trust D	$65,589,933	None	Immediate	see Note 3	None
Vanguard Institutional Total International Stock Market Index Trust D	$59,827,907	None	Immediate	see Note 3	None
Target date retirement collective trust funds	$450,867,007	None	Immediate	None	None
(a) For withdrawals in excess of 20% of Participating Plan's investment in the Fund, 5 days advance written notice is required.
(b) For withdrawals exceeding $1.0 million, 5 days advance written notice is required.

	Fair Value Estimated Using NAV as of December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Vanguard Retirement Savings Trust III	$95,189,761	None	Immediate	see Note 4	None
Eagle Mid Cap Growth Collective Investment Trust; Class 1	$23,667,448	None	Immediate	see Note 3	5 Days (a)
MFS Mid Cap Value Fund; CT	$26,896,487	None	Immediate	see Note 3	5 Days (b)
Vanguard Institutional 500 Index Trust	$144,835,741	None	Immediate	see Note 3	None
Vanguard Institutional Total Bond Market Index Trust	$61,748,667	None	Immediate	see Note 3	None
Vanguard Institutional Total International Stock Market Index Trust	$51,335,160	None	Immediate	see Note 3	None
Target date retirement collective trust funds	$383,336,688	None	Immediate	None	None
(a) For withdrawals in excess of 20% of Participating Plan's investment in the Fund, 5 days advance written notice is required.
(b) For withdrawals exceeding $1.0 million, 5 days advance written notice is required